Summary of Principal Accounting Policies - Schedule of Reconciliations of Assets and Liabilities (Details) - Fair Value, Recurring [Member] - Level 3 [Member]	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Reconciliations of Assets and Liabilities [Line Items]
Net unrealized fair value change recognized in other comprehensive (loss) income	¥ 6,000		¥ (2,934)
Balance (in Dollars)	¥ 103,709,272	$ 14,208,112	¥ 103,703,272	¥ 103,706,206